UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samsung Life Investment (America), Ltd.
Address: 152 West 57th Street, 7th Floor
         New York, NY  10019

13F File Number:  028-NEW  >  028-14614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kugjae Lee
Title:     Compliance Officer
Phone:     212-421-6753

Signature, Place, and Date of Signing:

 /s/  Kugjae Lee     New York, NY     April 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:    $121,335 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109      799     8600 SH       SOLE                     8600        0        0
AMAZON COM INC                 COM              023135106     3844    18980 SH       SOLE                    18980        0        0
AMGEN INC                      COM              031162100      483     7100 SH       SOLE                     7100        0        0
APACHE CORP                    COM              037411105      844     8400 SH       SOLE                     8400        0        0
APPLE INC                      COM              037833100     5593     9330 SH       SOLE                     9330        0        0
ARUBA NETWORKS INC             COM              043176106      618    27730 SH       SOLE                    27730        0        0
AT&T INC                       COM              00206R102     1324    42400 SH       SOLE                    42400        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1346   140661 SH       SOLE                   140661        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3875   160600 SH       SOLE                   160600        0        0
BAXTER INTL INC                COM              071813109     1399    23400 SH       SOLE                    23400        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     2435    30000 SH       SOLE                    30000        0        0
BOEING CO                      COM              097023105     3153    42400 SH       SOLE                    42400        0        0
BORGWARNER INC                 COM              099724106      680     8060 SH       SOLE                     8060        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     2464    73000 SH       SOLE                    73000        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105      454     8600 SH       SOLE                     8600        0        0
CARNIVAL CORP                  PAIRED CTF       143658300      635    19800 SH       SOLE                    19800        0        0
CATERPILLAR INC DEL            COM              149123101     1843    17300 SH       SOLE                    17300        0        0
CHEVRON CORP NEW               COM              166764100     1147    10700 SH       SOLE                    10700        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     1945     4653 SH       SOLE                     4653        0        0
CITIGROUP INC                  COM NEW          172967424     2734    74800 SH       SOLE                    74800        0        0
CITRIX SYS INC                 COM              177376100      584     7400 SH       SOLE                     7400        0        0
CONOCOPHILLIPS                 COM              20825C104     3116    41000 SH       SOLE                    41000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1266    17800 SH       SOLE                    17800        0        0
DONNELLEY R R & SONS CO        COM              257867101      535    43200 SH       SOLE                    43200        0        0
DOVER CORP                     COM              260003108     1819    28900 SH       SOLE                    28900        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     2137    40400 SH       SOLE                    40400        0        0
EATON CORP                     COM              278058102     1401    28120 SH       SOLE                    28120        0        0
EXXON MOBIL CORP               COM              30231G102     2420    27900 SH       SOLE                    27900        0        0
FIRST SOLAR INC                COM              336433107      368    14700 SH       SOLE                    14700        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1107    29100 SH       SOLE                    29100        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101      456    40600 SH       SOLE                    40600        0        0
GOOGLE INC                     CL A             38259P508     4349     6782 SH       SOLE                     6782        0        0
HONEYWELL INTL INC             COM              438516106     2142    35080 SH       SOLE                    35080        0        0
INTEL CORP                     COM              458140100     2613    92940 SH       SOLE                    92940        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5300    25400 SH       SOLE                    25400        0        0
JOHNSON & JOHNSON              COM              478160104     2309    35000 SH       SOLE                    35000        0        0
JPMORGAN CHASE & CO            COM              46625H100     4414    96000 SH       SOLE                    96000        0        0
JUNIPER NETWORKS INC           COM              48203R104     2512   109800 SH       SOLE                   109800        0        0
LILLY ELI & CO                 COM              532457108     1248    31000 SH       SOLE                    31000        0        0
MCDONALDS CORP                 COM              580135101     2374    24200 SH       SOLE                    24200        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     1377    16700 SH       SOLE                    16700        0        0
MORGAN STANLEY                 COM NEW          617446448     1917    97600 SH       SOLE                    97600        0        0
MOSAIC CO NEW                  COM              61945C103     1504    27200 SH       SOLE                    27200        0        0
MYLAN INC                      COM              628530107      567    24200 SH       SOLE                    24200        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1248    15700 SH       SOLE                    15700        0        0
ORACLE CORP                    COM              68389X105     2581    88500 SH       SOLE                    88500        0        0
PEABODY ENERGY CORP            COM              704549104      840    29000 SH       SOLE                    29000        0        0
PFIZER INC                     COM              717081103     2814   124200 SH       SOLE                   124200        0        0
PNC FINL SVCS GROUP INC        COM              693475105     1915    29700 SH       SOLE                    29700        0        0
PROCTER & GAMBLE CO            COM              742718109     1149    17100 SH       SOLE                    17100        0        0
QUALCOMM INC                   COM              747525103     1428    21000 SH       SOLE                    21000        0        0
RIVERBED TECHNOLOGY INC        COM              768573107      281    10000 SH       SOLE                    10000        0        0
SCHLUMBERGER LTD               COM              806857108     3301    47200 SH       SOLE                    47200        0        0
TESLA MTRS INC                 COM              88160R101      700    18800 SH       SOLE                    18800        0        0
TIFFANY & CO NEW               COM              886547108      518     7500 SH       SOLE                     7500        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106      799    17200 SH       SOLE                    17200        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2488    30000 SH       SOLE                    30000        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1225    26000 SH       SOLE                    26000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      642    10900 SH       SOLE                    10900        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1353    35400 SH       SOLE                    35400        0        0
VMWARE INC                     CL A COM         928563402     2169    19300 SH       SOLE                    19300        0        0
WAL MART STORES INC            COM              931142103     4663    76200 SH       SOLE                    76200        0        0
WALGREEN CO                    COM              931422109     1095    32700 SH       SOLE                    32700        0        0
WELLS FARGO & CO NEW           COM              949746101     4069   119200 SH       SOLE                   119200        0        0
WHOLE FOODS MKT INC            COM              966837106      607     7300 SH       SOLE                     7300        0        0